Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	0000918199
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 31, 2013